Withholding Tax Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of acquired receivables [text block] [Abstract]
Schedule of current and non current portion of tax receivables
	As at June 30, 2021	As at December 31, 2020
Current portion	$-	$690,487
Non-current portion	3,359,752	3,534,552
Withholding tax receivables, net	$3,359,752	$4,225,039